Property, Plant and Equipment ARO (Reconciliation of Asset Retirement Obligation Liability) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance as of January 1	$ 204,219	$ 129,451
Liabilities settled	(18,302)	(9,891)
Revisions to cash flow and timing estimates	1,120	78,153
Accretion expense	8,199	6,506
Balance as of December 31	195,236	204,219
Indianapolis Power And Light Company
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance as of January 1	204,219	129,451
Liabilities settled	18,302	9,891
Revisions to cash flow and timing estimates	1,120	78,153
Accretion expense	8,199	6,506
Balance as of December 31	$ 195,236	$ 204,219